Share-based compensation	6 Months Ended
Jun. 30, 2025
Share based compensation [abstract]
Share-based compensation

16. Share-based compensation

The Company has established a share option plan (the “Option Plan”) for directors, officers, employees and consultants of the Company. The Company’s Board determines, among other things, the eligibility of individuals to participate in the Option Plan, the term and vesting periods, and the exercise price of options granted to individuals under the Option Plan.

Each share option is converted into one Class B Subordinate Voting Share on exercise. No amounts are paid or payable by the individual on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry.

[i] Share-based payment arrangements

During the six months ended June 30, 2025, the Company granted a total of 57,692 (2024 – 12,308) share options.

During the six months ended June 30, 2025, an aggregate of nil (2024 – 904) share options expired.

During the six months ended June 30, 2025, an aggregate of 37,192 (2024 – 1,446) share options were exercised for total gross proceeds of $148,086. The total contributed surplus of $84,358 was transferred share capital.

The changes in the number of share options outstanding during the periods ended June 30, 2025, and 2024 are as follows:

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2024	42,456	6.97
Granted	57,692	9.90
Exercised	(37,192)	5.53
Outstanding as at June 30, 2025	62,956	10.10
Exercisable as at June 30, 2025	58,789	10.42

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2023	37,856	101.40
Granted	12,308	97.50
Exercised	1,446	97.50
Expired	(904)	352.95
Outstanding as at June 30, 2024	50,706	96.20
Exercisable as at June 30, 2024	41,023	95.55

Measurement of fair values

The fair value of share options granted during the six months ended June 30, 2025, and 2024, were estimated at the date of grant using the Black-Scholes option pricing model with the following inputs:

	2025	2024
Grant date share price	C$6.64-C$9.92	C$72.15-C$78.00
Exercise price	C$6.60-C$9.90	C$97.50
Expected dividend yield	—	—
Risk free interest rate	2.60%-2.61%	3.98% - 4.20%
Expected life	2 years	2 years
Expected volatility	132%-136%	66%

Expected volatility was estimated by using the annualized historical volatility of the Company. The expected option life represents the period that options granted are expected to be outstanding. The risk-free interest rate is based on Canadian government bonds with a remaining term equal to the expected life of the options.

The following table is a summary of the Company’s share options outstanding as at June 30, 2025:

Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
154.39	228	0.66	154.39	228
156.55	228	0.73	156.55	228
5.60	12,500	1.19	5.60	8,333
9.90	50,000	1.74	9.90	50,000
10.10	62,956	1.62	10.42	58,789

[ii] Performance Share Units (“PSUs”) and Restrictive Share Units (“RSUs”)

In May 2022, the Company established a performance share unit plan (“PSU Plan”) and a restrictive unit plan (“RSU Plan”), for directors, offers, employees and consultants of the Company. The Company’s Board determines the eligibility of individuals to participate in the PSU Plan and RSU Plan to align their interests with those of the Company’s shareholders.

No amounts are paid or payable by the individual on receipt of the PSUs and RSUs. Each PSU and RSU converts into one Class B Subordinate Voting Share at $nil exercise price. The Company’s PSU Plan and RSU Plan provides that the number of Class B Subordinate Voting Shares reserved for issuance may not exceed 10% of the aggregate number of Class B Subordinate Voting Shares that are outstanding unless the Board has increased such limit by a Board resolution.

PSUs

There were no PSUs issued during the six months ended June 30, 2025, and 2024. As at June 30, 2025, there were no PSUs outstanding (December 31, 2024 - Nil).

RSUs

On February 23, 2024, the Company granted 846 RSUs pursuant to the shares for debt transaction. The RSUs vested immediately upon grant and 846 Class B Subordinate Voting Shares were issued with a total fair value of $49,665, which was determined based on the share price of the Company on the date of the grant.

On August 23, 2024, the Company granted an aggregate of 32,690 RSUs at a price of $4.21 per unit for a total value of $137,625 based on the share price at the date of issuance. Each RSU granted vests the earlier of: (i) one year; and (ii) the successful implementation of the MS MAD study conducted by Ingenu of Australia, subject to acceleration in the event of a takeover bid or change of control. During the six months ended June 30, 2025, the Company recognized $88,568 (2024 - $nil) as share-based compensation expense and contributed surplus. On April 3, 2025, the total amount of 32,690 RSUs were exercised and converted into 32,690 Class B Subordinate Voting Shares.

On September 6, 2024, the Company granted 7,500 RSUs at a price of $4.13 per unit for a total value of $31,009 based on the Class B Subordinate Voting Share price at the date of issuance, which was recognized as share-based compensation expense. The RSUs vested immediately upon issuance and 7,500 Class B Subordinate Voting Shares were issued for the same value.

On April 15, 2025, the Company granted 60,000 RSUs at a price of $6.30 per unit for a total value of $378,000, which was recognized as share-based compensation expense. The RSUs vested immediately upon issuance and were exercised and converted into 60,000 Class B Subordinate Voting Shares for the same value during the period ended June 30, 2025.

The change in the number of RSUs during the periods ended June 30, 2025, and 2024, is as follows:

Number of RSUs
#
Outstanding as at December 31, 2024	32,690
Granted	60,000
Converted to common shares	(92,690)
Outstanding as at June 30, 2025	—
Number of RSUs
#
Outstanding as at December 31, 2023	—
Granted	846
Converted to common shares	(846)
Outstanding as at June 30, 2024	—

The Company recognized share-based compensation as follows for the three and siox months ended June 30, 2025, and 2024:

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
	$	$	$	$
Share options (i)	416,978	111,524	674,287	169,267
RSUs	432,606	—	466,569	—
	849,584	111,524	1,140,856	169,267

(i)	Includes $416,978 share-based compensation from Unbuzzd.